Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 5,249	$ 5,895
Lost interest on nonaccrual loans	802	717
Stock-based compensation	427	390
Depreciation	418	256
Net unrealized security losses	303
Deferred compensation	190	174
State net operating loss	138	0
Disallowed writedowns on OREO properties		60
Other	95	102
Total deferred tax assets	7,622	7,594
Deferred Tax Assets, Valuation Allowance	(113)
Net deferred tax assets	7,509	7,594
Deferred tax liabilities:
Net unrealized security gains		885
Deferred loan costs	318	354
Goodwill	326	286
Bond accretion	113	115
Total deferred tax liabilities	757	1,640
Net deferred tax asset	$ 6,752	$ 5,954